Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 7 – COMMITMENTS AND CONTINGENCIES

Office Lease

On January 6, 2015 the Company signed an amendment to its lease originally signed on May 9, 2008. The amended lease commenced January 1, 2015 and expires on thirty days notice. Rent expense was approximately $6,800 and $6,800 for the three months ended March 31, 2015 and 2014, respectively.

Current month to month lease is for $2,000 a month.

Note 7 – COMMITMENTS AND CONTINGENCIES

Office Lease

On January 6, 2015 the Company signed an amendment to its lease originally signed on May 9, 2008. The amended lease commenced January 1, 2015 and expires on thirty days notice. Rent expense was approximately $27,050 and $39,754 for the years ended December 31, 2014 and 2013, respectively.

Current month to month lease is for $2,000 a month.

Executive Employment Agreement

The Company has an employment agreement with the CEO/Chairman to perform duties and responsibilities as may be assigned by the Board of Directors. The base salary is in the amount of $100,000 per annum plus an annual discretionary bonus plus benefits commencing on December 17, 2013 and ending May 1, 2017 with an automatic renewal on each anniversary date (May 1) thereafter.

Litigations, Claims and Assessments

The Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise that may harm its business. The Company is currently not aware of any such legal proceedings or claims that they believe will have, individually or in the aggregate, a material adverse affect on its business, financial condition or operating results.